Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 41,103	¥ 2,538	$ 5,905
Two Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 30,100	¥ 1,874	4,324
Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	73.00%	74.00%
CHINA
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments	¥ 77,518	¥ 35,783	11,135
Other Than PRC [Member]
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments	¥ 251,818	¥ 25,736	$ 36,171